EMPLOYEE BENEFIT EXPENSES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Share based payment related to employee share option	$ 7,495,105	$ 26,942,783	$ 9,722,202
Share based payment related to employee restricted share units	4,134,847
Share based payment related to fair value of shares awarded to employess	$ 54,567	548,453	1,425,116
Share based payment related to vesting period changes		1,315,248
Share based payment related to fair value of shares awarded discontinued operations		9,263	70,331
Share based payment accrued not yet issued		164,474
Share based payment accrued not yet issued related to service contract obligation		$ 369,943	$ 250,000